Trade accounts receivable - Summary of Allowance For Doubtful Accounts (Details) - Trade receivables - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	€ 2,564
Financial assets at end of period	2,685	€ 2,564
Allowance for doubtful accounts
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	(58)	(54)
Provision for impairment recognised during the year	(10)	(11)
Receivables written off during the year as uncollectable	4	3
Reversals	7	4
Currency translation adjustments	(1)	0
Financial assets at end of period	€ (58)	€ (58)